Leases - Schedule of Lease Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Expense [Abstract]
Operating leases expense	¥ 10,736,663	¥ 7,076,506	¥ 4,454,857
Short-term lease expense	308,926	377,430	1,295,043
Total	¥ 11,045,589	¥ 7,453,936	¥ 5,749,900